OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Information regarding the Company's operations by segment	The following table presents certain information regarding the Company’s continuing operations by operating segment and Corporate/Other:

	Revenues, net of interest expense			Provision (benefits) for income taxes			Income (loss) from continuing operations(1)			Identifiable assets
In millions of dollars, except identifiable assets in billions	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020
Institutional Clients Group	$39,836	$41,093	$36,109	$4,069	$3,077	$3,216	$14,308	$10,811	$11,666	$1,613	$1,592
Personal Banking and Wealth Management	23,327	25,140	26,214	2,207	334	1,374	7,734	1,322	5,047	464	453
Legacy Franchises	8,251	9,454	11,246	63	(33)	634	(9)	(142)	1,580	125	131
Corporate/Other	470	(186)	1,498	(888)	(853)	(794)	(15)	(884)	1,178	89	84
Total	$71,884	$75,501	$75,067	$5,451	$2,525	$4,430	$22,018	$11,107	$19,471	$2,291	$2,260

(1)     Includes pretax provisions for credit losses and for benefits and claims in the ICG results of $(2.5) billion, $4.9 billion and $0.5 billion; in the PBWM results of $(1.2) billion, $9.9 billion and $6.2 billion; and in the Legacy Franchises results of $(0.1) billion, $2.7 billion and $1.7 billion, respectively.